Chapter 11 Information - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reorganizations [Abstract]
Pre-petition claims associated with the bankruptcy in cash		$ 357,265
Pre-petition claims associated with the bankruptcy in common Stock		$ 152,000
Common stock value in average of the company's stock price		30 days
Gain on reorganization	$ 0	$ 166,676